Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

The Company leases certain buildings and equipment. The Company’s facility and equipment leases may provide for escalations of rent or rent abatements and payment of pro rata portions of building operating expenses. Minimum lease payments are recognized on a straight-line basis over the minimum lease term. During the nine months ended September 30, 2014 (Successor), the period July 26, 2013 to September 30, 2013 (Successor) and the period January 1, 2013 to August 30, 2013 (Predecessor), total expenses under operating leases were $3.6 million, $0.4 million, and $7.8 million, respectively. The Company also has noncapital purchase commitments that primarily relate to gas, gypsum, paper and other raw materials.

The table below shows the future minimum lease payments due under non-cancelable operating leases and purchase commitments at September 30, 2014 (in thousands):

	Total	Remaining 2014	2015	2016	2017	2018	After 2018
Operating Leases(1)	$5,668	$293	$1,425	$975	$865	$616	$1,494
Purchase Commitments	166,840	10,686	30,657	28,817	18,997	16,044	61,639

Total Commitments	$172,508	$10,979	$32,082	$29,792	$19,862	$16,660	$63,133

(1)	Future minimum lease payments over the non-cancelable lease terms of the operating leases.

Under certain circumstances, the Company provides letters of credit related to its natural gas and other supply purchases. At September 30, 2014 and December 31, 2013 the Company had outstanding letters of credit of approximately $3.9 million and $2.4 million, respectively.

In the ordinary course of business, the Company executes contracts involving indemnifications standard in the industry. These indemnifications might include claims relating to any of the following: environmental and tax matters; intellectual property rights; governmental regulations and employment-related matters; customer, supplier, and other commercial contractual relationships; and financial matters. While the maximum amount to which the Company may be exposed under such agreements cannot be estimated, it is the opinion of management that these guarantees and indemnifications are not expected to have a materially adverse effect on the Company’s financial condition, results of operations or liquidity.

In the ordinary course of business, the Company is involved in certain legal actions and claims, including proceedings under laws and regulations relating to environmental and other matters. Because such matters are subject to many uncertainties and the outcomes are not predictable with assurance, the total liability for these legal actions and claims cannot be determined with certainty. When the Company determines that it is probable that a liability for environmental matters, legal actions or other contingencies has been incurred and the amount of the loss is reasonably estimable, an estimate of the costs to be incurred is recorded as a liability in the financial statements. As of September 30, 2014 and December 31, 2013, such liabilities were not material to the Company’s financial statements. While management believes its accruals for such liabilities are adequate, the Company may incur costs in excess of the amounts provided. Although the ultimate amount of liability that may result from these matters or actions is not ascertainable, the Company believes that any amounts exceeding the recorded accruals will not materially affect its financial condition.

Following the Acquisition, the Company’s sole membership interest holder, LSF8 Gypsum Holdings, L.P., an affiliate of Lone Star and the Company’s current majority stockholder, implemented a cash-based long term incentive plan (the “LTIP”), in which participants have the potential to earn a cash payout upon a monetization event (as defined in the LTIP). Potential monetization events include the sale of the Company, a public offering where the sponsor reduces its interest to below 50% or at the sponsor’s discretion, or through certain cash distributions as defined in the LTIP. At September 30, 2014, no such monetization events had occurred, and therefore no amounts were accrued in the accompanying balance sheet as of September 30, 2014.

10. Commitments and Contingencies

The Company leases certain buildings and equipment. The Company’s facility and equipment leases may provide for escalations of rent or rent abatements and payment of pro rata portions of building operating expenses. Minimum lease payments are recognized on a straight-line basis over the minimum lease term. The Predecessor terminated the leases at a facility at the Port of Newark prior to the acquisition by Lone Star. During January 1, 2013 to August 30, 2013 (Predecessor), total rent paid on this lease, including a termination fee, was $4.2 million. Total expenses under operating leases were $1.5 million for July 26, 2013 to December 31, 2013 (Successor). Including Newark, total expenses under operating leases were $7.8 million for January 1, 2013 to August 30, 2013 (Predecessor), and $7.0 million and $5.9 million for the years ended December 31, 2012 (Predecessor) and December 31, 2011 (Predecessor), respectively. The Company also has noncapital purchase commitments that primarily relate to gas, gypsum, paper and other raw materials. The total amounts purchased under such commitments were $23.0 million for July 26, 2013 to December 31, 2013 (Successor), $47.9 million for January 1, 2013 to August 30, 2013 (Predecessor), and $63.8 million and $65.3 million for the years ended December 31, 2012 (Predecessor) and December 31, 2011 (Predecessor), respectively.

The table below shows the future minimum lease payments due under non-cancelable operating leases and purchase commitments at December 31, 2013 (In thousands):

	Total	2014	2015	2016	2017	2018	After 2018
Operating Leases(1)	$5,486	$1,073	$1,066	$616	$621	$616	$1,494
Purchase Commitments	186,213	33,960	32,269	20,762	17,658	18,060	63,504

Total Commitments	$191,699	$35,033	$33,335	$21,378	$18,279	$18,676	$64,998

(1)	The table reflects future minimum lease payments over the non-cancelable lease terms of its operating lease.

Under certain circumstances, the Company provides letters of credit related to its natural gas and other supply purchases. At December 31, 2013 the Successor had outstanding letters of credit of approximately $2.4 million and at December 31, 2012 the Predecessor had outstanding letters of credit of approximately $1.4 million.

In the ordinary course of business, the Company executes contracts involving indemnifications standard in the industry and indemnifications specific to a transaction such as sale of a business. These indemnifications might include claims relating to any of the following: environmental and tax matters; intellectual property rights; governmental regulations and employment-related matters; customer, supplier, and other commercial contractual relationships; and financial matters. While the maximum amount to which the Company may be exposed under such agreements cannot be estimated, it is the opinion of management that these guarantees and indemnifications are not expected to have a materially adverse effect on the Company’s financial condition, results of operations or liquidity.

In the ordinary course of business, the Company is involved in certain legal actions and claims, including proceedings under laws and regulations relating to environmental and other matters. Because such matters are subject to many uncertainties and the outcomes are not predictable with assurance, the total liability for these legal actions and claims cannot be determined with certainty. When the Company determines that it is probable that a liability for environmental matters, legal actions or other contingencies has been incurred and the amount of the loss is reasonably estimable, an estimate of the costs to be incurred is recorded as a liability in the financial statements. As of December 31, 2013 and December 31, 2012, such liabilities are not material to the Company’s and the Predecessor’s financial statements, respectively. While management believes its accruals for such liabilities are adequate, the Company may incur costs in excess of the amounts provided. Although the ultimate amount of liability that may result from these matters or actions is not ascertainable, the Company believes that any amounts exceeding the recorded accruals will not materially affect its financial condition.

Following the acquisition, the Company’s sole membership interest holder, LSF8 Gypsum Holdings, L.P., implemented a cash-based long term incentive plan (the “LTIP”), in which participants have the potential to earn a cash payout upon a monetization event (as defined in the LTIP). Potential monetization events include the sale of the Company, an initial public offering where the sponsor reduces its interest to below 50% or at the sponsor’s discretion, or through certain cash distributions as defined in the LTIP. At December 31, 2013, no such monetization events had occurred, and therefore no amounts were accrued in the accompanying balance sheet as of December 31, 2013.